Short-term Investment (Details) - Schedule of Fair Value of Common Shares - Medigus Ltd One [Member] - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of Fair Value of Common Shares [Line Items]
Medigus Ltd. – Shares, Balance Beginning	193,750
Medigus Ltd. – Shares, Additions		$ 501,938
Medigus Ltd. – Shares, Unrealized loss	$ (107,638)	$ (308,188)
Medigus Ltd. – Shares, Balance Ending	86,112	193,750